INCOME TAXES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
INCOME TAXES
Effective income tax rate (as a percent)	19.10%	2.80%	18.30%	20.10%